Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of the amount charged to profit or loss
Current service cost	$ 285	$ 293	$ 268
Past service cost	(39)	(1)	7
Settlement	11	(1)	3
Operating charge relating to defined benefit plans	257	291	278
Post-employment benefit expense, defined contribution plans	401	396	333
Employee Benefit, Expense	658	687	611
Interest income on plan assets	(1,724)	(1,604)	(1,667)
Interest cost	1,514	1,436	1,426
Other finance (income) expense	(210)	(168)	(241)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(719)	(2,479)	(522)
Change in financial assumptions underlying the present value of the plan liabilities	655	1,954	(1,153)
Change in demographic assumptions underlying the present value of the plan liabilities	(27)	189	(227)
Experience gains and losses arising on the plan liabilities	(130)	(24)	(360)
Remeasurements recognized in other comprehensive income (liabilities) assets	(221)	(360)	(2,262)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	257	291	278
Interest Expense, Net Defined Benefit Liability	1,514	1,436	1,426
Interest income on plan assets	(1,724)	(1,604)	(1,667)
Remeasurements recognized in other comprehensive income (liabilities) assets	(221)	(360)	(2,262)
Plan assets, at fair value, beginning of period	31,441	34,816
Plan assets, at fair value, end of period	32,790	31,441	34,816
Surplus (deficit) at 31 December	2,955	2,584
Surplus (deficit) in plan, asset recognized	7,771	7,457
Surplus (deficit) in plan, liability recognized	(4,816)	(4,873)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	46	69	42
Surplus (deficit) at 31 December	7,730	7,401
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	4,775	4,817
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	257	291
Interest cost	1,514	1,436
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(498)	(2,119)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(28,857)	(32,324)
Exchange adjustments (liabilities) assets	1,997	(773)
Operating charge relating to defined benefit plans	257	291
Interest Expense, Net Defined Benefit Liability	1,514	1,436
Contributions by plan participants (liabilities) assets	15	16
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(262)
Disposals of (benefit obligations) and fair value of plan asset	1	2
Remeasurements recognized in other comprehensive income (liabilities) assets	(498)	(2,119)
Net defined benefit liability (asset), end of period	(29,835)	(28,857)	(32,324)
Net defined benefit liability (asset)	29,835	28,857	32,324
Settlement payments in respect of net defined benefit liabilities (assets)	1,975	1,907
Payments in respect of settlements, net defined benefit liability (asset)	12	352
Expenses incurred for administration of the benefits	57	57
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(24,040)
Benefit payments (liabilities) assets	1,632	1,912
Net defined benefit liability (asset), end of period	(25,060)	(24,040)
Net defined benefit liability (asset)	25,060	24,040
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,817)
Benefit payments (liabilities) assets	412	404
Net defined benefit liability (asset), end of period	(4,775)	(4,817)
Net defined benefit liability (asset)	4,775	4,817
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,724)	(1,604)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(719)	(2,479)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	2,057	(673)
Interest income on plan assets	(1,724)	(1,604)
Contributions by plan participants (liabilities) assets	15	16
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	93
Remeasurements recognized in other comprehensive income (liabilities) assets	(719)	(2,479)
Plan assets, at fair value, beginning of period	31,441	(34,816)
Plan assets, at fair value, end of period	32,790	31,441	(34,816)
Surplus (deficit) at 31 December	2,955	2,584
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	(3)	69
Benefit payments (liabilities) assets	(1,632)	(1,912)
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	47	48	44
Past service cost	0	0	4
Settlement	0	(1)	0
Operating charge relating to defined benefit plans	47	47	48
Post-employment benefit expense, defined contribution plans	180	161	132
Employee Benefit, Expense	227	208	180
Interest income on plan assets	(1,322)	(1,218)	(1,259)
Interest cost	976	909	869
Other finance (income) expense	(346)	(309)	(390)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(613)	(2,388)	(677)
Change in financial assumptions underlying the present value of the plan liabilities	453	1,496	(649)
Change in demographic assumptions underlying the present value of the plan liabilities	(26)	194	(230)
Experience gains and losses arising on the plan liabilities	15	15	(320)
Remeasurements recognized in other comprehensive income (liabilities) assets	(171)	(683)	(1,876)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	47	47	48
Interest Expense, Net Defined Benefit Liability	976	909	869
Interest income on plan assets	(1,322)	(1,218)	(1,259)
Remeasurements recognized in other comprehensive income (liabilities) assets	(171)	(683)	(1,876)
Plan assets, at fair value, beginning of period	23,266	26,046
Plan assets, at fair value, end of period	24,589	23,266	26,046
Surplus (deficit) at 31 December	6,569	5,942
Surplus (deficit) in plan, asset recognized	6,697	6,083
Surplus (deficit) in plan, liability recognized	(128)	(141)
Expenses incurred for administration of the benefits	36	38	34
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	6,696	6,083
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	127	141
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	47	47
Interest cost	976	909
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(442)	(1,705)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(17,324)	(19,579)
Exchange adjustments (liabilities) assets	1,301	(352)
Operating charge relating to defined benefit plans	47	47
Interest Expense, Net Defined Benefit Liability	976	909
Contributions by plan participants (liabilities) assets	8	7
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(24)
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(442)	(1,705)
Net defined benefit liability (asset), end of period	(18,020)	(17,324)	(19,579)
Net defined benefit liability (asset)	18,020	17,324	19,579
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(17,183)
Benefit payments (liabilities) assets	1,160	1,153
Net defined benefit liability (asset), end of period	(17,893)	(17,183)
Net defined benefit liability (asset)	17,893	17,183
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(141)
Benefit payments (liabilities) assets	10	8
Net defined benefit liability (asset), end of period	(127)	(141)
Net defined benefit liability (asset)	127	141
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,322)	(1,218)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(613)	(2,388)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	1,757	(473)
Interest income on plan assets	(1,322)	(1,218)
Contributions by plan participants (liabilities) assets	8	7
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(613)	(2,388)
Plan assets, at fair value, beginning of period	23,266	(26,046)
Plan assets, at fair value, end of period	24,589	23,266	(26,046)
Surplus (deficit) at 31 December	6,569	5,942
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	9	9
Benefit payments (liabilities) assets	(1,160)	(1,153)
US
Analysis of the amount charged to profit or loss
Current service cost	157	160	156
Past service cost	0	0	0
Settlement	0	0	0
Operating charge relating to defined benefit plans	157	160	156
Post-employment benefit expense, defined contribution plans	179	192	158
Employee Benefit, Expense	336	352	314
Interest income on plan assets	(286)	(267)	(274)
Interest cost	300	283	297
Other finance (income) expense	14	16	23
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	120	(239)	45
Change in financial assumptions underlying the present value of the plan liabilities	(242)	403	28
Change in demographic assumptions underlying the present value of the plan liabilities	0	(8)	(5)
Experience gains and losses arising on the plan liabilities	(40)	(34)	45
Remeasurements recognized in other comprehensive income (liabilities) assets	(162)	122	113
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	157	160	156
Interest Expense, Net Defined Benefit Liability	300	283	297
Interest income on plan assets	(286)	(267)	(274)
Remeasurements recognized in other comprehensive income (liabilities) assets	(162)	122	113
Plan assets, at fair value, beginning of period	5,259	5,474
Plan assets, at fair value, end of period	5,352	5,259	5,474
Surplus (deficit) at 31 December	(453)	(265)
Surplus (deficit) in plan, asset recognized	921	1,009
Surplus (deficit) in plan, liability recognized	(1,374)	(1,274)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	921	1,009
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,374	1,274
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	157	160
Interest cost	300	283
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	282	(361)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,524)	(5,837)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	157	160
Interest Expense, Net Defined Benefit Liability	300	283
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	282	(361)
Net defined benefit liability (asset), end of period	(5,805)	(5,524)	(5,837)
Net defined benefit liability (asset)	5,805	5,524	5,837
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,428)
Net defined benefit liability (asset), end of period	(4,602)	(4,428)
Net defined benefit liability (asset)	4,602	4,428
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,096)
Net defined benefit liability (asset), end of period	(1,203)	(1,096)
Net defined benefit liability (asset)	1,203	1,096
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,250)
Benefit payments (liabilities) assets	313	243
Net defined benefit liability (asset), end of period	(4,431)	(4,250)
Net defined benefit liability (asset)	4,431	4,250
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,274)
Benefit payments (liabilities) assets	145	152
Net defined benefit liability (asset), end of period	(1,374)	(1,274)
Net defined benefit liability (asset)	1,374	1,274
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(286)	(267)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	120	(239)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(286)	(267)
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	120	(239)
Plan assets, at fair value, beginning of period	5,259	(5,474)
Plan assets, at fair value, end of period	5,352	5,259	(5,474)
Surplus (deficit) at 31 December	(453)	(265)
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	0	0
Benefit payments (liabilities) assets	(313)	(243)
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	56	62	47
Past service cost	(39)	(1)	5
Settlement	11	0	0
Operating charge relating to defined benefit plans	28	61	52
Post-employment benefit expense, defined contribution plans	7	8	7
Employee Benefit, Expense	35	69	59
Interest income on plan assets	(78)	(70)	(78)
Interest cost	190	184	194
Other finance (income) expense	112	114	116
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(225)	65	82
Change in financial assumptions underlying the present value of the plan liabilities	436	103	(508)
Change in demographic assumptions underlying the present value of the plan liabilities	0	1	8
Experience gains and losses arising on the plan liabilities	(102)	2	(84)
Remeasurements recognized in other comprehensive income (liabilities) assets	109	171	(502)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	28	61	52
Interest Expense, Net Defined Benefit Liability	190	184	194
Interest income on plan assets	(78)	(70)	(78)
Remeasurements recognized in other comprehensive income (liabilities) assets	109	171	(502)
Plan assets, at fair value, beginning of period	2,007	2,052
Plan assets, at fair value, end of period	2,010	2,007	2,052
Surplus (deficit) at 31 December	(3,021)	(2,995)
Surplus (deficit) in plan, asset recognized	93	273
Surplus (deficit) in plan, liability recognized	(3,114)	(3,268)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	84	261
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	3,105	3,256
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	28	61
Interest cost	190	184
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(334)	(106)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,002)	(5,537)
Exchange adjustments (liabilities) assets	646	(355)
Operating charge relating to defined benefit plans	28	61
Interest Expense, Net Defined Benefit Liability	190	184
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(161)
Disposals of (benefit obligations) and fair value of plan asset	1	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(334)	(106)
Net defined benefit liability (asset), end of period	(5,031)	(5,002)	(5,537)
Net defined benefit liability (asset)	5,031	5,002	5,537
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,746)
Benefit payments (liabilities) assets	95	89
Net defined benefit liability (asset), end of period	(1,926)	(1,746)
Net defined benefit liability (asset)	1,926	1,746
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(3,256)
Benefit payments (liabilities) assets	246	232
Net defined benefit liability (asset), end of period	(3,105)	(3,256)
Net defined benefit liability (asset)	3,105	3,256
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(78)	(70)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(225)	65
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	257	(139)
Interest income on plan assets	(78)	(70)
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	30
Remeasurements recognized in other comprehensive income (liabilities) assets	(225)	65
Plan assets, at fair value, beginning of period	2,007	(2,052)
Plan assets, at fair value, end of period	2,010	2,007	(2,052)
Surplus (deficit) at 31 December	(3,021)	(2,995)
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	16	46
Benefit payments (liabilities) assets	(95)	(89)
Other
Analysis of the amount charged to profit or loss
Current service cost	25	23	21
Past service cost	0	0	(2)
Settlement	0	0	3
Operating charge relating to defined benefit plans	25	23	22
Post-employment benefit expense, defined contribution plans	35	35	36
Employee Benefit, Expense	60	58	58
Interest income on plan assets	(38)	(49)	(56)
Interest cost	48	60	66
Other finance (income) expense	10	11	10
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(1)	83	28
Change in financial assumptions underlying the present value of the plan liabilities	8	(48)	(24)
Change in demographic assumptions underlying the present value of the plan liabilities	(1)	2	0
Experience gains and losses arising on the plan liabilities	(3)	(7)	(1)
Remeasurements recognized in other comprehensive income (liabilities) assets	3	30	3
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	25	23	22
Interest Expense, Net Defined Benefit Liability	48	60	66
Interest income on plan assets	(38)	(49)	(56)
Remeasurements recognized in other comprehensive income (liabilities) assets	3	30	3
Plan assets, at fair value, beginning of period	909	1,244
Plan assets, at fair value, end of period	839	909	1,244
Surplus (deficit) at 31 December	(140)	(98)
Surplus (deficit) in plan, asset recognized	60	92
Surplus (deficit) in plan, liability recognized	(200)	(190)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	29	48
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	169	146
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	25	23
Interest cost	48	60
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(4)	53
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,007)	(1,371)
Exchange adjustments (liabilities) assets	50	(66)
Operating charge relating to defined benefit plans	25	23
Interest Expense, Net Defined Benefit Liability	48	60
Contributions by plan participants (liabilities) assets	5	7
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(77)
Disposals of (benefit obligations) and fair value of plan asset	0	2
Remeasurements recognized in other comprehensive income (liabilities) assets	(4)	53
Net defined benefit liability (asset), end of period	(979)	(1,007)	(1,371)
Net defined benefit liability (asset)	979	1,007	1,371
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(861)
Benefit payments (liabilities) assets	64	427
Net defined benefit liability (asset), end of period	(810)	(861)
Net defined benefit liability (asset)	810	861
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(146)
Benefit payments (liabilities) assets	11	12
Net defined benefit liability (asset), end of period	(169)	(146)
Net defined benefit liability (asset)	169	146
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(38)	(49)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(1)	83
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	43	(61)
Interest income on plan assets	(38)	(49)
Contributions by plan participants (liabilities) assets	5	7
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	63
Remeasurements recognized in other comprehensive income (liabilities) assets	(1)	83
Plan assets, at fair value, beginning of period	909	(1,244)
Plan assets, at fair value, end of period	839	909	(1,244)
Surplus (deficit) at 31 December	(140)	(98)
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	(28)	14
Benefit payments (liabilities) assets	(64)	(427)
Rest of world reported through UK [Member]
Analysis of the amount charged to profit or loss
Current service cost	11	10	$ 10
Germany
Analysis of the amount charged to profit or loss
Past service cost	6
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(3,086)
Net defined benefit liability (asset), end of period	(2,976)	(3,086)
Net defined benefit liability (asset)	2,976	3,086
Netherlands, Switzerland and UK | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(155)
Net defined benefit liability (asset), end of period	(346)	(155)
Net defined benefit liability (asset)	346	$ 155
Netherlands, Switzerland and UK | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(8)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	183
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(8)
Remeasurements recognized in other comprehensive income (liabilities) assets	$ 183